Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 5,217	$ 4,369	$ 4,888
Preferred Stock, par value	$ 0.01
Preferred Stock, shares authorized	100,000,000
Preferred Stock, shares outstanding	0
Common Stock, par value	$ 0.01
Common Stock, shares authorized	2,000,000,000
Common Stock, shares issued	130,778,665
Common Stock, shares outstanding	130,722,563
Treasury stock, shares	56,102